Financial Instruments	12 Months Ended
Dec. 31, 2023
Financial instruments [Abstract]
Financial Instruments

NOTE 3. FINANCIAL INSTRUMENTS
Schedule P “Categories of Financial Assets and Liabilities”, discloses the measurement categories and fair value hierarchies for financial instruments.
As of the indicated dates, the Group maintains the following portfolios of financial instruments:

Portfolio of Instruments as of 12.31.23	Fair Value through Profit or Loss	Amortized Cost	Fair Value through OCI
Assets
Cash and Due from Banks	—	4,023,323,415	—
Argentine Central Bank’s Bills (*)	—	637,640,155	—
Government Securities (*)	1,154,713,307	—	—
Corporate Securities (*)	52,343,020	—	—
Derivative Financial Instruments	71,138,490	—	—
Repurchase Transactions	—	2,358,830,105	—
Other Financial Assets	99,381,082	259,641,701	—
Loans and Other Financing	—	6,210,116,814	—
Other Debt Securities (*)	—	3,202,488,933	42,993,826
Financial Assets Pledged as Collateral	72,678,634	797,258,435	—
Investments in Equity Instruments	19,427,399	—	—
Liabilities
Deposits	—	11,505,796,543	—
Liabilities at fair value through profit or loss	99,752,488	—	—
Derivative Financial Instruments	24,670,981	—	—
Repurchase Transactions	—	47,061,623	—
Other Financial Liabilities	—	2,566,789,182	—
Financing Received from the Argentine Central Bank and Other Financial Institutions	—	278,441,132	—
Debt Securities	—	186,896,801	—
Subordinated Debt Securities	—	414,476,406	—
(*)    Recorded in Debt Securities at fair value trough profit or loss, except for Argentine Central Bank´s Bills at amortized cost that are recorded in Other debt securities.

Portfolio of Instruments as of 12.31.22	Fair Value through Profit or Loss	Amortized Cost	Fair Value through OCI
Assets
Cash and Due from Banks	—	2,809,407,083	—
Argentine Central Bank’s Bills (*)	4,520,733,943	—	—
Government Securities (*)	444,789,748	—	—
Corporate Securities (*)	7,861,834	—	—
Derivative Financial Instruments	20,889,755	—	—
Repurchase Transactions	—	725,188,001	—
Other Financial Assets	66,283,445	285,354,838	—
Loans and Other Financing	—	7,804,461,715	—
Other Debt Securities	—	2,278,587,547	23,172,281
Financial Assets Pledged as Collateral	4,563,551	950,243,802	—
Investments in Equity Instruments	14,055,309	—	—
Liabilities
Deposits	—	13,446,018,038	—
Liabilities at fair value through profit or loss	491,036	—	—
Derivative Financial Instruments	10,634,605	—	—
Other Financial Liabilities	—	2,189,677,467	—
Financing Received from the Argentine Central Bank and Other Financial Institutions	—	235,214,442	—
Debt Securities	—	422,488,868	—
Subordinated Debt Securities	—	285,024,673	—
(*)    Recorded in Debt Securities at fair value trough profit or loss.